INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components of income tax expense:
Current tax expense	$ 906	$ 836	$ 1,478
Deferred tax expense	118	431	27
Total income tax expense	$ 1,024	$ 1,267	$ 1,505
Statutory tax rate	0.00%	0.00%	0.00%